BUSINESS SEGMENT INFORMATION (Details) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting Information [Line Items]
Net interest income	43,545	40,691	21,141
Provision for loan and lease losses	11,871	15,372	9,361
Income from insurance premiums, income on private retirement plans and on capitalization plans, net	1,231	(1,680)	616
Fee and commission income	16,630	13,479	8,941
Non-interest expenses	(40,905)	(35,842)	(20,710)
Equity in earnings (losses) of unconsolidated companies, and net gain on transactions of foreign subsidiaries	(143)	(3,399)	2,412
Trading income (losses), net	2,275	9,284	(2,843)
Net gain (loss) on sale of available-for-sale securities	220	211	(114)
Net gain (loss) on foreign currency transactions	2,311	2,619	1,059
Tax expenses for ISS, PIS and COFINS	0	0	0
Other non-interest income	3,535	10,110	2,403
Income before taxes	16,828	23,461	3,544
Taxes on income	4,937	8,849	(1,334)
Profit sharing	0	0	0
NET INCOME	11,891	14,612	4,878
Noncontrolling interest	824	527	29
Net income attributable to Itau Unibanco	11,067	14,085	4,849
TOTAL ASSETS	746,580	599,088	401,375
Commercial Bank [Member]
Segment Reporting Information [Line Items]
Net interest income	27,064	24,250	14,023
Provision for loan and lease losses	(7,915)	(8,856)	(4,091)
Income from insurance premiums, income on private retirement plans and on capitalization plans, net	1,871	2,238	1,260
Fee and commission income	9,220	8,219	8,069
Non-interest expenses	(19,700)	(17,089)	(12,410)
Equity in earnings (losses) of unconsolidated companies, and net gain on transactions of foreign subsidiaries	19	0	0
Trading income (losses), net	0	0	0
Net gain (loss) on sale of available-for-sale securities	0	0	0
Net gain (loss) on foreign currency transactions	0	0	0
Tax expenses for ISS, PIS and COFINS	(2,139)	(1,954)	(1,269)
Other non-interest income	495	717	591
Income before taxes	8,915	7,525	6,173
Taxes on income	(2,536)	(2,067)	(1,623)
Profit sharing	(100)	(1,079)	(527)
NET INCOME	6,279	4,379	4,023
Noncontrolling interest	0	0	0
Net income attributable to Itau Unibanco	6,279	4,379	4,023
TOTAL ASSETS	531,903	424,079	358,158
Commercial Bank [Member] | Interest Income With Clients [Member]
Segment Reporting Information [Line Items]
Net interest income	26,646	22,316	14,023
Commercial Bank [Member] | Interest Income With Corporation [Member]
Segment Reporting Information [Line Items]
Net interest income	0	1,934
Commercial Bank [Member] | Interest Income With Market [Member]
Segment Reporting Information [Line Items]
Net interest income	418	0	0
Itau Bba [Member]
Segment Reporting Information [Line Items]
Net interest income	4,601	4,075	2,694
Provision for loan and lease losses	186	(1,150)	(454)
Income from insurance premiums, income on private retirement plans and on capitalization plans, net	0	1	0
Fee and commission income	1,932	1,491	640
Non-interest expenses	(2,242)	(1,474)	(962)
Equity in earnings (losses) of unconsolidated companies, and net gain on transactions of foreign subsidiaries	(5)	2	13
Trading income (losses), net	0	0	0
Net gain (loss) on sale of available-for-sale securities	0	0	0
Net gain (loss) on foreign currency transactions	0	0	0
Tax expenses for ISS, PIS and COFINS	(388)	(287)	(204)
Other non-interest income	(82)	(129)	(48)
Income before taxes	4,002	2,529	1,679
Taxes on income	(1,035)	(527)	(426)
Profit sharing	(124)	(289)	(164)
NET INCOME	2,843	1,713	1,089
Noncontrolling interest	0	0	0
Net income attributable to Itau Unibanco	2,843	1,713	1,089
TOTAL ASSETS	209,988	153,086	139,007
Itau Bba [Member] | Interest Income With Clients [Member]
Segment Reporting Information [Line Items]
Net interest income	4,601	4,075	2,694
Itau Bba [Member] | Interest Income With Corporation [Member]
Segment Reporting Information [Line Items]
Net interest income	0	0
Itau Bba [Member] | Interest Income With Market [Member]
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Consumer Credit [Member]
Segment Reporting Information [Line Items]
Net interest income	9,405	10,767	5,819
Provision for loan and lease losses	(3,913)	(5,786)	(2,696)
Income from insurance premiums, income on private retirement plans and on capitalization plans, net	284	82	78
Fee and commission income	5,953	5,557	1,586
Non-interest expenses	(7,137)	(6,456)	(2,519)
Equity in earnings (losses) of unconsolidated companies, and net gain on transactions of foreign subsidiaries	0	0	0
Trading income (losses), net	0	0	0
Net gain (loss) on sale of available-for-sale securities	0	0	0
Net gain (loss) on foreign currency transactions	0	0	0
Tax expenses for ISS, PIS and COFINS	(1,014)	(1,014)	(500)
Other non-interest income	84	122	116
Income before taxes	3,662	3,272	1,884
Taxes on income	(1,078)	(921)	(559)
Profit sharing	(26)	(146)	(59)
NET INCOME	2,558	2,205	1,266
Noncontrolling interest	0	0	0
Net income attributable to Itau Unibanco	2,558	2,205	1,266
TOTAL ASSETS	93,829	74,538	52,315
Consumer Credit [Member] | Interest Income With Clients [Member]
Segment Reporting Information [Line Items]
Net interest income	9,405	10,767	5,819
Consumer Credit [Member] | Interest Income With Corporation [Member]
Segment Reporting Information [Line Items]
Net interest income	0	0
Consumer Credit [Member] | Interest Income With Market [Member]
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Corporation and Treasury [Member]
Segment Reporting Information [Line Items]
Net interest income	3,611	3,687	1,975
Provision for loan and lease losses	(18)	1,627	0
Income from insurance premiums, income on private retirement plans and on capitalization plans, net	502	111	0
Fee and commission income	382	(40)	0
Non-interest expenses	(1,597)	(787)	(74)
Equity in earnings (losses) of unconsolidated companies, and net gain on transactions of foreign subsidiaries	210	176	168
Trading income (losses), net	0	0	0
Net gain (loss) on sale of available-for-sale securities	0	0	0
Net gain (loss) on foreign currency transactions	0	0	0
Tax expenses for ISS, PIS and COFINS	(344)	(212)	(196)
Other non-interest income	154	12	33
Income before taxes	2,900	4,574	1,906
Taxes on income	(590)	(1,335)	(392)
Profit sharing	(12)	(181)	0
NET INCOME	2,298	3,058	1,514
Noncontrolling interest	(971)	(864)	(174)
Net income attributable to Itau Unibanco	1,327	2,194	1,340
TOTAL ASSETS	69,719	56,121	11,110
Corporation and Treasury [Member] | Interest Income With Clients [Member]
Segment Reporting Information [Line Items]
Net interest income	0	0	772
Corporation and Treasury [Member] | Interest Income With Corporation [Member]
Segment Reporting Information [Line Items]
Net interest income	4,029	(1,934)
Corporation and Treasury [Member] | Interest Income With Market [Member]
Segment Reporting Information [Line Items]
Net interest income	(418)	5,621	1,203
Unallocated Amount to Segment [Member]
Segment Reporting Information [Line Items]
Net interest income	44,662	42,779	24,511
Provision for loan and lease losses	(11,660)	(14,165)	(7,241)
Income from insurance premiums, income on private retirement plans and on capitalization plans, net	2,658	2,432	1,338
Fee and commission income	17,463	15,227	10,295
Non-interest expenses	(30,657)	(25,806)	(15,965)
Equity in earnings (losses) of unconsolidated companies, and net gain on transactions of foreign subsidiaries	224	178	181
Trading income (losses), net	0	0	0
Net gain (loss) on sale of available-for-sale securities	0	0	0
Net gain (loss) on foreign currency transactions	0	0	0
Tax expenses for ISS, PIS and COFINS	(3,885)	(3,467)	(2,169)
Other non-interest income	641	722	692
Income before taxes	19,446	17,900	11,642
Taxes on income	(5,238)	(4,850)	(3,000)
Profit sharing	(261)	(1,695)	(750)
NET INCOME	13,947	11,355	7,892
Noncontrolling interest	(924)	(864)	(174)
Net income attributable to Itau Unibanco	13,023	10,491	7,718
TOTAL ASSETS	755,112	608,273	450,693
Unallocated Amount to Segment [Member] | Interest Income With Clients [Member]
Segment Reporting Information [Line Items]
Net interest income	40,633	37,158	23,308
Unallocated Amount to Segment [Member] | Interest Income With Corporation [Member]
Segment Reporting Information [Line Items]
Net interest income	4,029	0
Unallocated Amount to Segment [Member] | Interest Income With Market [Member]
Segment Reporting Information [Line Items]
Net interest income	0	5,621	1,203
Reconciliation Relating To Gaap Practiced [Member]
Segment Reporting Information [Line Items]
Net interest income	(1,117)	(2,088)	(3,370)
Provision for loan and lease losses	(211)	(1,207)	(2,120)
Income from insurance premiums, income on private retirement plans and on capitalization plans, net	(1,427)	(752)	(722)
Fee and commission income	(833)	(1,748)	(1,354)
Non-interest expenses	(10,248)	(10,036)	(4,745)
Equity in earnings (losses) of unconsolidated companies, and net gain on transactions of foreign subsidiaries	(367)	(3,577)	2,231
Trading income (losses), net	2,275	9,284	(2,843)
Net gain (loss) on sale of available-for-sale securities	220	211	(114)
Net gain (loss) on foreign currency transactions	2,311	2,619	1,059
Tax expenses for ISS, PIS and COFINS	3,885	3,467	2,169
Other non-interest income	2,894	9,388	1,711
Income before taxes	(2,618)	5,561	(8,098)
Taxes on income	301	(3,999)	4,334
Profit sharing	261	1,695	750
NET INCOME	(2,056)	3,257	(3,014)
Noncontrolling interest	100	337	145
Net income attributable to Itau Unibanco	(1,956)	3,594	(2,869)
TOTAL ASSETS	(8,532)	(9,185)	(49,318)
Reconciliation Relating To Gaap Practiced [Member] | Interest Income With Clients [Member]
Segment Reporting Information [Line Items]
Net interest income	(40,633)	(37,158)	(23,308)
Reconciliation Relating To Gaap Practiced [Member] | Interest Income With Corporation [Member]
Segment Reporting Information [Line Items]
Net interest income	(4,029)	0
Reconciliation Relating To Gaap Practiced [Member] | Interest Income With Market [Member]
Segment Reporting Information [Line Items]
Net interest income	0	(5,621)	(1,203)
Interest Income With Clients [Member]
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Interest Income With Corporation [Member]
Segment Reporting Information [Line Items]
Net interest income	0	0
Interest Income With Market [Member]
Segment Reporting Information [Line Items]
Net interest income	0	0	0